                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                                    811-07021

                      (Investment Company Act File Number)

                     Federated Investment Series Funds, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/06

               Date of Reporting Period: Six months ended 5/31/06

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Bond Fund

Established 1987

A Portfolio of Federated Investment Series Funds, Inc.

19TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2006

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005 [1]	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$8.79		$9.09	$9.04	$8.49	$8.72		$8.55
Income From Investment Operations:
Net investment income	0.24		0.52	0.53	0.58	0.62	[2]	0.66
Net realized and unrealized gain (loss) on investments	(0.17)		(0.31)	0.08	0.55	(0.25	) [2]	0.19
TOTAL FROM INVESTMENT OPERATIONS	0.07		0.21	0.61	1.13	0.37		0.85
Less Distributions:
Distributions from net investment income	(0.25)		(0.51)	(0.56)	(0.58)	(0.60)		(0.68)
Net Asset Value, End of Period	$8.61		$8.79	$9.09	$9.04	$8.49		$8.72
Total Return [3]	0.79%		2.36%	6.89%	13.62%	4.43%		10.24%

Ratios to Average Net Assets:
Net expenses [4]	1.00	% [5]	1.06%	1.05%	1.05%	1.06%		1.06%
Net investment income	5.50	% [5]	5.37%	5.81%	6.32%	7.13	% [2]	7.51%
Expense waiver/reimbursement [6]	0.25	% [5]	0.19%	0.17%	0.16%	0.16%		0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$433,730		$442,294	$395,445	$377,436	$319,597		$232,594
Portfolio turnover	27%		34%	25%	28%	27%		31%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 7.26% to 7.13%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006 and may not be increased until after December 31, 2010.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005 [1]	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$8.82		$9.12	$9.06	$8.51	$8.74		$8.57
Income From Investment Operations:
Net investment income	0.21		0.45	0.46	0.51	0.55	[2]	0.60
Net realized and unrealized gain (loss) on investments	(0.17)		(0.31)	0.08	0.55	(0.25	) [2]	0.18
TOTAL FROM INVESTMENT OPERATIONS	0.04		0.14	0.54	1.06	0.30		0.78
Less Distributions:
Distributions from net investment income	(0.22)		(0.44)	(0.48)	(0.51)	(0.53)		(0.61)
Net Asset Value, End of Period	$8.64		$8.82	$9.12	$9.06	$8.51		$8.74
Total Return [3]	0.39%		1.53%	6.12%	12.69%	3.60%		9.35%

Ratios to Average Net Assets:
Net expenses [4]	1.80	% [5]	1.85%	1.85%	1.85%	1.86%		1.86%
Net investment income	4.71	% [5]	4.57%	5.04%	5.52%	6.33	% [2]	6.70%
Expense waiver/reimbursement [6]	0.21	% [5]	0.15%	0.12%	0.11%	0.11%		0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$312,793		$353,858	$417,278	$480,042	$426,299		$380,016
Portfolio turnover	27%		34%	25%	28%	27%		31%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 6.46% to 6.33%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006 and may not be increased until after December 31, 2010.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005 [1]	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$8.82		$9.12	$9.07	$8.52	$8.74		$8.57
Income From Investment Operations:
Net investment income	0.21		0.45	0.46	0.51	0.54	[2]	0.60
Net realized and unrealized gain (loss) on investments	(0.16)		(0.31)	0.07	0.55	(0.23	) [2]	0.18
TOTAL FROM INVESTMENT OPERATIONS	0.05		0.14	0.53	1.06	0.31		0.78
Less Distributions:
Distributions from net investment income	(0.22)		(0.44)	(0.48)	(0.51)	(0.53)		(0.61)
Net Asset Value, End of Period	$8.65		$8.82	$9.12	$9.07	$8.52		$8.74
Total Return [3]	0.51%		1.54%	6.00%	12.68%	3.70%		9.33%

Ratios to Average Net Assets:
Net expenses [4]	1.80	% [5]	1.85%	1.85%	1.85%	1.86%		1.86%
Net investment income	4.70	% [5]	4.57%	5.02%	5.52%	6.33	% [2]	6.70%
Expense waiver/reimbursement [6]	0.21	% [5]	0.15%	0.12%	0.11%	0.11%		0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$88,190		$90,716	$89,339	$91,905	$77,272		$82,973
Portfolio turnover	27%		34%	25%	28%	27%		31%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 6.46% to 6.33%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006 and may not be increased until after December 31, 2010.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005 [1]	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$8.83		$9.13	$9.07	$8.52	$8.75		$8.57
Income From Investment Operations:
Net investment income	0.24		0.52	0.53	0.57	0.61	[2]	0.66
Net realized and unrealized gain (loss) on investments	(0.17)		(0.31)	0.08	0.55	(0.24	) [2]	0.20
TOTAL FROM INVESTMENT OPERATIONS	0.07		0.21	0.61	1.12	0.37		0.86
Less Distributions:
Distributions from net investment income	(0.25)		(0.51)	(0.55)	(0.57)	(0.60)		(0.68)
Net Asset Value, End of Period	$8.65		$8.83	$9.13	$9.07	$8.52		$8.75
Total Return [3]	0.78%		2.32%	6.94%	13.53%	4.39%		10.30%

Ratios to Average Net Assets:
Net expenses [4]	1.03	% [5]	1.08%	1.08%	1.08%	1.09%		1.09%
Net investment income	5.48	% [5]	5.34%	5.80%	6.28%	7.10	% [2]	7.48%
Expense waiver/reimbursement [6]	0.22	% [5]	0.16%	0.14%	0.13%	0.13%		0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$164,873		$185,591	$211,844	$246,014	$252,905		$301,788
Portfolio turnover	27%		34%	25%	28%	27%		31%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 7.23% to 7.10%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006 and may not be increased until after December 31, 2010.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2005	Ending Account Value 5/31/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,007.90	$5.01
Class B Shares	$1,000	$1,003.90	$8.99
Class C Shares	$1,000	$1,005.10	$9.00
Class F Shares	$1,000	$1,007.80	$5.16
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.95	$5.04
Class B Shares	$1,000	$1,015.96	$9.05
Class C Shares	$1,000	$1,015.96	$9.05
Class F Shares	$1,000	$1,019.80	$5.19

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.00%
Class B Shares	1.80%
Class C Shares	1.80%
Class F Shares	1.03%

Portfolio of Investments Summary Table

At May 31, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Corporate Debt Securities	86.0%
U.S. Treasury and Agency Securities [3]	7.9%
Municipal Securities	2.2%
Asset-Backed Securities	0.1%
Mortgage-Backed Securities [4]	0.0%
Other Security Types [5]	2.0%
Cash Equivalents [6]	1.1%
Other Assets and Liabilities--Net [7]	0.7%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).

4 For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.

5 Other Security Types consist of common stock and preferred stock.

6 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2006 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--65.1%
		Basic Industry - Chemicals--0.8%
$3,760,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$3,458,613
4,900,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	4,042,500
		TOTAL	7,501,113
		Basic Industry - Metals & Mining--4.1%
2,770,000		Alcan, Inc., 5.75%, 6/1/2035	2,530,836
3,760,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	3,677,878
5,000,000		Barrick Gold Corp., 4.875%, 11/15/2014	4,666,579
7,359,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	7,505,452
3,325,000	[1]	Codelco, Inc., Bond, 5.625%, 9/21/2035	2,966,140
3,850,000		Inco Ltd., 5.70%, 10/15/2015	3,642,616
3,610,000		Newmont Mining Corp., 5.875%, 4/1/2035	3,223,880
2,500,000		Noranda, Inc., 6.00%, 10/15/2015	2,387,850
9,750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	9,917,502
		TOTAL	40,518,733
		Basic Industry - Paper--2.2%
2,600,000		International Paper Co., 4.25%, 1/15/2009	2,504,871
6,980,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	7,807,346
2,850,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	2,422,500
5,000,000		Westvaco Corp., 7.65%, 3/15/2027	5,064,022
3,750,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	3,816,495
		TOTAL	21,615,234
		Capital Goods - Aerospace & Defense--0.7%
3,650,000	[1]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	3,390,392
1,129,000		Raytheon Co., Note, 6.75%, 8/15/2007	1,144,744
2,840,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	2,770,960
		TOTAL	7,306,096
		Capital Goods - Building Materials--0.8%
2,700,000		CRH America, Inc., 5.30%, 10/15/2013	2,581,273
5,500,000		Masco Corp., Note, 5.875%, 7/15/2012	5,454,613
		TOTAL	8,035,886
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Diversified Manufacturing--1.6%
$2,940,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	$3,189,900
1,580,000	[1]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	1,614,962
1,350,000		Kennametal, Inc., 7.20%, 6/15/2012	1,414,377
2,025,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	2,128,526
4,600,000	[1]	Tyco International Group SA, Note, 4.436%, 6/15/2007	4,548,176
3,500,000		Tyco International Group SA, Company Guarantee, 6.00%, 11/15/2013	3,479,454
		TOTAL	16,375,395
		Capital Goods - Environmental--1.7%
500,000		Republic Services, Inc., Note, 6.086%, 3/15/2035	472,503
600,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	626,249
8,210,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	8,626,438
7,475,000		Waste Management, Inc., Sr. Note, 7.125%, 10/1/2007	7,621,123
		TOTAL	17,346,313
		Communications - Media & Cable--1.1%
900,000		Comcast Corp., 7.05%, 3/15/2033	904,095
1,200,000		Comcast Corp., 7.125%, 6/15/2013	1,261,173
4,630,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	4,427,928
5,010,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	4,692,972
		TOTAL	11,286,168
		Communications - Media Noncable--2.1%
615,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	658,064
5,100,000		British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006	5,127,719
5,000,000		Clear Channel Communications, Inc., 6.00%, 11/1/2006	5,004,470
6,880,000		Grupo Televisa S.A., 6.625%, 3/18/2025	6,615,464
4,100,000		Reed Elsevier, Inc., 4.625%, 6/15/2012	3,817,175
		TOTAL	21,222,892
		Communications - Telecom Wireless--0.7%
3,100,000		America Movil S.A. de C.V., Note, 5.75%, 1/15/2015	2,919,580
1,900,000		Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032	2,324,234
1,860,000		Sprint Capital Corp., Note, 8.375%, 3/15/2012	2,076,268
		TOTAL	7,320,082
		Communications - Telecom Wirelines--3.2%
3,810,000		BellSouth Corp., 5.20%, 9/15/2014	3,594,650
2,620,000		Citizens Communications Co., 9.00%, 8/15/2031	2,764,100
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wirelines--continued
$3,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	$2,841,377
1,980,000		Embarq Corp., 6.738%, 6/1/2013	1,985,213
4,940,000	[1]	KT Corp., Note, 5.875%, 6/24/2014	4,852,214
3,870,000		SBC Communications, Inc., 5.10%, 9/15/2014	3,616,873
7,050,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	6,834,270
4,931,000		Verizon Global Funding, Note, 7.25%, 12/1/2010	5,197,584
		TOTAL	31,686,281
		Consumer Cyclical - Automotive--3.3%
5,000,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	5,032,387
3,240,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	3,113,639
1,350,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	985,500
10,000,000		Ford Motor Credit Co., Note, 6.50%, 1/25/2007	9,995,830
3,250,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	3,056,407
4,875,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	4,590,982
2,100,000		General Motors Corp., Note, 9.45%, 11/1/2011	1,827,000
4,800,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	4,742,765
		TOTAL	33,344,510
		Consumer Cyclical - Entertainment--1.0%
6,000,000		Carnival Corp., 3.75%, 11/15/2007	5,856,628
4,020,000		International Speedway Corp., 4.20%, 4/15/2009	3,859,296
		TOTAL	9,715,924
		Consumer Cyclical - Retailers--0.6%
2,290,604	[1]	CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027	2,117,813
2,270,000		Home Depot, Inc., 5.40%, 3/1/2016	2,190,184
1,710,000		Wal-Mart Stores, Inc., 5.25%, 9/1/2035	1,491,996
		TOTAL	5,799,993
		Consumer Cyclical - Services--0.8%
7,475,000		Boston University, 7.625%, 7/15/2097	8,214,980
		Consumer Non-Cyclical Food/Beverage--1.0%
2,550,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	2,480,272
4,500,000		Kellogg Co., 7.45%, 4/1/2031	5,122,468
2,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,982,964
		TOTAL	9,585,704
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Health Care--0.9%
$2,200,000		Anthem, Inc., 6.80%, 8/1/2012	$2,304,236
2,040,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	1,947,548
3,360,000		Quest Diagnostic, Inc., Note, 5.45%, 11/1/2015	3,232,516
1,660,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	1,531,194
		TOTAL	9,015,494
		Consumer Non-Cyclical Pharmaceuticals--0.9%
3,660,000		Genentech, Inc., Note, 4.75%, 7/15/2015	3,367,273
1,920,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	2,032,661
4,000,000		Wyeth, Unsecd. Note, 5.50%, 2/1/2014	3,897,672
		TOTAL	9,297,606
		Consumer Non-Cyclical Tobacco--0.2%
1,375,000		Altria Group, Inc., 5.625%, 11/4/2008	1,376,727
1,000,000		Altria Group, Inc., Note, 7.00%, 11/4/2013	1,060,318
		TOTAL	2,437,045
		Energy - Independent--1.6%
2,250,000		Anadarko Petroleum Corp., Unsecd. Note, 7.00%, 10/15/2006	2,262,284
460,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	429,387
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	5,380,737
495,000	[1]	Pemex Project Funding Master, 5.75%, 12/15/2015	458,494
3,450,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	3,807,075
4,211,200	[1]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	4,004,339
		TOTAL	16,342,316
		Energy - Integrated--2.5%
4,100,000		Conoco, Inc., 7.25%, 10/15/2031	4,643,124
3,000,000		Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028	3,183,441
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	497,609
5,350,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	5,385,533
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	3,978,513
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	232,505
3,570,000	[1]	Qatar Petroleum, 5.579%, 5/30/2011	3,558,720
4,150,000	[1]	Statoil ASA, 5.125%, 4/30/2014	3,971,773
		TOTAL	25,451,218
		Energy - Oil Field Services--0.0%
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	235,350
		Energy - Refining--0.3%
2,250,000		Valero Energy Corp., 7.50%, 4/15/2032	2,488,824
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--10.8%
$4,750,000		ABN AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	$4,793,786
4,000,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,922,810
6,175,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	6,285,676
2,876,000		Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015	2,859,768
5,350,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	5,639,602
6,000,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	5,784,695
2,200,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,128,806
2,770,000		HSBC Finance Corp., 5.00%, 6/30/2015	2,566,178
1,800,000		Household Finance Corp., Unsecd. Note, 5.75%, 1/30/2007	1,803,870
3,500,000		Hudson United Bancorp, 7.00%, 5/15/2012	3,697,099
870,000		J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	1,033,939
14,400,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	13,677,980
5,000,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	4,805,577
1,530,000		PNC Financial Services Group, Company Guarantee, 8.625%, 12/31/2026	1,617,197
4,020,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	4,258,628
2,520,000		Popular North America, Inc., 5.65%, 4/15/2009	2,509,870
10,511,111	[1]	Regional Diversified Funding, 9.25%, 3/15/2030	11,444,627
3,870,000	[1]	Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	3,718,064
1,700,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	1,638,058
3,800,000	[1]	Swedbank, Sub., 7.50%, 11/29/2049	3,831,981
5,810,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	5,511,385
5,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	4,652,548
3,440,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	3,203,730
500,000		Washington Mutual Bank, 5.125%, 1/15/2015	467,423
2,400,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	2,525,957
3,370,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	3,236,163
		TOTAL	107,615,417
		Financial Institution - Brokerage--2.4%
8,140,000		Amvescap PLC, Note, 4.50%, 12/15/2009	7,858,175
4,255,000	[1]	FMR Corp., Bond, 7.57%, 6/15/2029	4,892,424
1,000,000		Franklin Resources, Inc., 3.70%, 4/15/2008	967,330
2,900,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,744,897
190,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	199,935
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	1,978,921
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--continued
$1,200,000		Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	$1,193,847
1,020,000		Nuveen Investments, 5.00%, 9/15/2010	983,412
1,020,000		Nuveen Investments, 5.50%, 9/15/2015	958,679
2,365,698	[1]	World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013	2,471,693
		TOTAL	24,249,313
		Financial Institution - Finance Noncaptive--3.3%
5,000,000	[1]	American International Group, Inc., 4.70%, 10/1/2010	4,797,477
4,295,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	4,024,372
4,050,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	4,166,455
115,000		Heller Financial, Inc., Note, 7.375%, 11/1/2009	121,532
1,500,000	[1]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	1,466,911
3,100,000		International Lease Finance Corp., 4.875%, 9/1/2010	3,009,156
3,090,000		Residential Capital Corp., 6.00%, 2/22/2011	2,999,176
8,790,000		SLM Corp., Floating Rate Note, 5.843%, 12/15/2014	8,458,881
3,250,000		Susa Partnership LP, 8.20%, 6/1/2017	3,764,880
		TOTAL	32,808,840
		Financial Institution - Insurance - Life--2.3%
2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,357,129
2,950,000		Delphi Financial Group, Inc., 9.31%, 3/25/2027	3,096,487
7,800,000	[1]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	7,891,005
4,000,000	[1]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	4,064,678
525,000		Transamerica Corp., Note, 6.75%, 11/15/2006	527,500
3,950,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	4,171,181
		TOTAL	23,107,980
		Financial Institution - Insurance - P&C--3.1%
1,710,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,693,238
4,000,000	[1]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	3,809,667
3,900,000	[1]	Liberty Mutual Insurance Co., Sub. Note, 8.20%, 5/4/2007	3,975,110
7,300,000	[1]	MBIA Global Funding LLC, 2.875%, 11/30/2006	7,205,302
3,000,000	[1]	Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033	2,935,800
25,000		Progressive Corp., OH, Unsecd. Note, 7.30%, 6/1/2006	24,996
265,000		The St. Paul Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	254,502
1,000,000	[1]	USF&G Corp., 8.312%, 7/1/2046	1,100,306
5,750,000		USF&G Corp., Company Guarantee, 8.47%, 1/10/2027	6,055,319
4,040,000	[1]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	3,886,387
		TOTAL	30,940,627
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - REITs--0.3%
$2,000,000		Archstone-Smith Trust, 5.625%, 8/15/2014	$1,950,803
185,000		Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009	191,863
430,000		Simon Property Group, Inc., 6.35%, 8/28/2012	439,649
		TOTAL	2,582,315
		Foreign-Local-Gov't.--0.8%
7,900,000		Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011	8,084,337
		Municipal Services--0.2%
1,825,000	[1]	Army Hawaii Family Housing, 5.524%, 6/15/2050	1,679,876
		Sovereign--0.4%
3,500,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	4,038,382
		Technology--2.4%
3,745,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	3,690,609
1,100,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	1,198,658
8,300,000		Deluxe Corp., 5.125%, 10/1/2014	6,761,529
965,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,171,569
5,120,000	[1]	Oracle Corp., Sr. Unsecd. Note, 5.00%, 1/15/2011	4,969,999
6,000,000		Unisys Corp., 8.125%, 6/1/2006	6,000,000
		TOTAL	23,792,364
		Transportation - Airlines--0.5%
710,000		Southwest Airlines Co., 6.50%, 3/1/2012	728,254
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,084,026
2,070,000		Southwest Airlines Co., Unsecd. Note, 5.25%, 10/1/2014	1,955,322
		TOTAL	4,767,602
		Transportation - Railroads--1.8%
1,200,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,122,540
2,498,465		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	2,755,871
6,350,000		Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006	6,424,926
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	3,483,049
655,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	685,044
4,280,000		Union Pacific Corp., 4.875%, 1/15/2015	4,000,981
		TOTAL	18,472,411
		Transportation - Services--0.7%
7,300,000		FedEx Corp., Note, 2.65%, 4/1/2007	7,136,688
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--3.0%
$55,000		Baltimore Gas & Electric Co., 1st Ref. Mtg., 7.50%, 1/15/2007	$55,666
2,390,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	2,224,094
2,000,000		Dominion Resources, Inc., Unsecd. Note, 5.95%, 6/15/2035	1,811,930
2,765,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	2,823,655
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	5,330,209
3,900,000		MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	4,139,701
1,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	1,073,417
1,410,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	1,333,849
2,925,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	2,746,882
4,000,000		Public Service Electric & Gas Co., 4.00%, 11/1/2008	3,858,046
2,750,000		Scottish Power PLC, 4.91%, 3/15/2010	2,667,697
2,020,000		Westar Energy, Inc., 5.875%, 7/15/2036	1,825,462
		TOTAL	29,890,608
		Utility - Natural Gas Distributor--0.7%
7,395,000		Atmos Energy Corp., 4.00%, 10/15/2009	6,989,482
		Utility - Natural Gas Pipelines--0.3%
3,300,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	2,827,628
		TOTAL CORPORATE BONDS (IDENTIFIED COST $665,894,354)	651,127,027
		CORPORATE NOTES--0.4%
		Communications - Telecom Wirelines--0.4%
4,595,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $4,593,135)	4,422,273
		MORTGAGE-BACKED SECURITIES--0.0%
17,338		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	17,199
20,745		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	20,579
5,710		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	5,665
10,963		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	11,133
28,421		Federal Home Loan Mortgage Corp., Pool G10493, 6.00%, 4/1/2011	28,612
18,307		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	19,574
20,986		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	21,864
11,619		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	11,946
19,920		Federal National Mortgage Association, Pool 429707, 6.50%, 5/1/2013	20,294
17,982		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	18,486
Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES--continued
$68,769		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	$69,838
49,873		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	50,648
14,587		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	15,313
7,160		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	7,445
27,087		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	28,370
18,956		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	20,354
15,707		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	16,353
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $376,082)	383,673
		MUNICIPALS--2.2%
3,000,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007	3,070,521
6,050,000		Kansas City, MO Redevelopment Authority, 7.65% Bonds (FSA LOC), 11/1/2018	6,180,378
3,090,000		McKeesport, PA, Taxable G.O. Series B 1997, 7.30% Bonds (MBIA Insurance Corp. INS), 3/1/2020	3,186,779
4,675,000		Pittsburgh, PA Urban Redevelopment Authority, 8.01% Bonds (Alcoa, Inc.), 6/1/2015	4,774,577
2,200,000		Southeastern, PA Transportation Authority, (Series B), 8.75% Bonds (FGIC GTD), 3/1/2020	2,204,532
2,080,000		Tampa, FL Sports Authority, 8.02% Bonds (MBIA Insurance Corp. GTD), 10/1/2026	2,488,242
		TOTAL MUNICIPALS (IDENTIFIED COST $21,684,131)	21,905,029
		GOVERNMENTS/AGENCIES--1.5%
		Sovereign--1.5%
6,500,000		United Mexican States, 6.625%, 3/3/2015	6,583,200
3,600,000		United Mexican States, 7.50%, 4/8/2033	3,778,200
3,600,000		United Mexican States, Note, 9.875%, 2/1/2010	4,074,480
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $14,767,600)	14,435,880
		COMMON STOCKS--0.0%
		Finance--0.0%
105,852	[2]	Arcadia Financial Ltd., Warrants	0
		Utility - Electric--0.0%
45	[2]	NRG Energy, Inc.	2,239
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,041)	2,239
Shares or Principal Amount			Value
		PREFERRED STOCKS--1.8%
		Financial Institution - Banking--0.7%
138,000		Citigroup, Inc., Cumulative Pfd., Series F, $3.18 Annual Dividend	$6,940,020
		Financial Institution - Brokerage--0.6%
130,000		Lehman Brothers Holdings, Inc., Pfd., $2.84 Annual Dividend	6,110,000
		Financial Institution - REITs--0.5%
80,000		Prologis, Cumulative REIT Perpetual Pfd. Stock, Series C, $4.27 Annual Dividend	4,462,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $15,816,388)	17,512,020
		ASSET-BACKED SECURITIES--0.1%
		Home Equity Loan--0.1%
$809,633	[1]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029 (IDENTIFIED COST $809,254)	809,633
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
		Commercial Mortgage--0.0%
325,000		Morgan Stanley Capital, Inc., Class A3, 6.48%, 6/3/2030	327,853
		Non-Agency Mortgage--0.0%
98,718	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 6.97%, 1/28/2027	77,987
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $483,613)	405,840
		U.S. TREASURY--6.4%
9,000,000		United States Treasury Note, 4.25%, 11/15/2014	8,461,652
22,000,000		United States Treasury Note, 4.50%, 2/15/2016	20,917,767
11,500,000	[3]	United States Treasury Note, 4.75%, 3/31/2011	11,349,957
19,000,000		United States Treasury Note, 4.875%, 4/30/2011	18,851,116
4,000,000		United States Treasury Note, 5.125%, 5/15/2016	3,998,750
		TOTAL U.S. TREASURY (IDENTIFIED COST $64,141,191)	63,579,242
		MUTUAL FUNDS--21.2% [4]
20,269		Federated Mortgage Core Portfolio	195,997
31,502,175		High-Yield Bond Portfolio	211,694,617
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $281,155,849)	211,890,614
Principal Amount			Value
		REPURCHASE AGREEMENT--0.8%
$7,945,000		Interest in $3,100,000,000 joint repurchase agreement 5.05%, dated 5/31/2006 under which UBS Securities LLC will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 5/25/2036 for $3,100,434,861 on 6/1/2006. The market value of the underlying securities at the end of the period was $3,177,005,067. (AT COST)	$7,945,000
		TOTAL INVESTMENTS--99.5% (IDENTIFIED COST $1,077,668,638) [5]	994,418,470
		OTHER ASSETS AND LIABILITIES - NET--0.5%	5,167,980
		TOTAL NET ASSETS--100%	$999,586,450

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2006, these securities amounted to $119,468,396 which represents 12.0% of total net assets.

2 Non-income producing security.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 Affiliated companies.

5 The cost of investments for federal tax purposes amounts to $1,082,686,967.

At May 31, 2006, the Fund had the following outstanding futures contracts:

Contracts	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
U.S. Treasury Notes 10 Yr Futures [2]	600	$62,953,125	September 2006	$100,635

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

The following acronyms are used throughout this portfolio:

FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GTD	--Guaranteed
INS	--Insured
LOC	--Letter of Credit
REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2006 (unaudited)

Assets:
Total investments in securities, at value including $211,890,614 of investments in affiliated issuers (Note 5) (identified cost $1,077,668,638)		$994,418,470
Cash		795
Income receivable		11,545,315
Receivable for investments sold		40,918
Receivable for shares sold		1,430,996
TOTAL ASSETS		1,007,436,494
Liabilities:
Payable for investments purchased	$4,028,220
Payable for shares redeemed	1,962,848
Payable for daily variation margin	178,125
Payable for Directors'/Trustees' fees	1,708
Income distribution payable	902,289
Payable for distribution services fee (Note 5)	258,281
Payable for shareholder services fee (Note 5)	209,664
Accrued expenses	308,909
TOTAL LIABILITIES		7,850,044
Net assets for 115,789,515 shares outstanding		$999,586,450
Net Assets Consist of:
Paid-in capital		$1,135,345,870
Net unrealized depreciation of investments and futures contracts		(83,149,533)
Accumulated net realized loss on investments and futures contracts		(50,448,021)
Distributions in excess of net investment income		(2,161,866)
TOTAL NET ASSETS		$999,586,450

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($433,730,440 ÷ 50,351,299 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$8.61
Offering price per share (100/95.50 of $8.61) [1]	$9.02
Redemption proceeds per share	$8.61
Class B Shares:
Net asset value per share ($312,792,550 ÷ 36,187,464 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$8.64
Offering price per share	$8.64
Redemption proceeds per share (94.50/100 of $8.64) [1]	$8.16
Class C Shares:
Net asset value per share ($88,190,257 ÷ 10,199,976 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$8.65
Offering price per share (100/99.00 of $8.65) [1]	$8.74
Redemption proceeds per share (99.00/100 of $8.65) [1]	$8.56
Class F Shares:
Net asset value per share ($164,873,203 ÷ 19,050,776 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$8.65
Offering price per share (100/99.00 of $8.65) [1]	$8.74
Redemption proceeds per share (99.00/100 of $8.65) [1]	$8.56

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2006 (unaudited)

Investment Income:
Dividends (including $1,545,046 received from affiliated issuers (Note 5))			$11,768,475
Interest			22,185,398
TOTAL INCOME			33,953,873
Expenses:
Investment adviser fee (Note 5)		$3,912,459
Administrative personnel and services fee (Note 5)		415,085
Custodian fees		22,777
Transfer and dividend disbursing agent fees and expenses		634,994
Directors'/Trustees' fees		9,022
Auditing fees		9,934
Legal fees		16,036
Portfolio accounting fees		85,774
Distribution services fee--Class B Shares (Note 5)		1,255,404
Distribution services fee--Class C Shares (Note 5)		336,510
Shareholder services fee--Class A Shares (Note 5)		543,949
Shareholder services fee--Class B Shares (Note 5)		418,468
Shareholder services fee--Class C Shares (Note 5)		110,922
Shareholder services fee--Class F Shares (Note 5)		212,876
Share registration costs		36,393
Printing and postage		53,781
Insurance premiums		6,199
Taxes		40,165
Miscellaneous		6,078
TOTAL EXPENSES		8,126,826
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(1,043,106)
Waiver of administrative personnel and services fee	(17,579)
Waiver of shareholder services fee--Class A Shares	(84,483)
Waiver of shareholder services fee--Class F Shares	(9,402)
Reimbursement of shareholder services fee--Class A Shares	(16,996)
TOTAL WAIVERS AND REIMBURSEMENT		(1,171,566)
Net expenses			6,955,260
Net investment income			26,998,613
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including realized loss of $563,631 on sales of investments in affiliated issuers)			(1,474,431)
Net change in unrealized depreciation of investments			(17,689,140)
Net change in unrealized appreciation of futures contracts			100,635
Net realized and unrealized loss on investments and futures contracts			(19,062,936)
Change in net assets resulting from operations			$7,935,677

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2006	Year Ended 11/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$26,998,613	$55,505,952
Net realized gain (loss) on investments	(1,474,431)	7,603,681
Net change in unrealized appreciation/depreciation of investments and futures contracts	(17,588,505)	(41,814,709)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,935,677	21,294,924
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(12,690,946)	(23,973,426)
Class B Shares	(8,197,114)	(18,900,282)
Class C Shares	(2,205,926)	(4,490,037)
Class F Shares	(4,979,309)	(11,330,881)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(28,073,295)	(58,694,626)
Share Transactions:
Proceeds from sale of shares	100,865,749	242,578,943
Net asset value of shares issued to shareholders in payment of distributions declared	22,003,587	42,765,179
Cost of shares redeemed	(175,603,459)	(289,392,373)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(52,734,123)	(4,048,251)
Change in net assets	(72,871,741)	(41,447,953)
Net Assets:
Beginning of period	1,072,458,191	1,113,906,144
End of period (including distributions in excess of net investment income of $(2,161,866) and $(1,087,184), respectively)	$999,586,450	$1,072,458,191

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2006 (unaudited)

1. ORGANIZATION

Federated Investment Series Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of one diversified portfolio, Federated Bond Fund (the "Fund"). The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is provide a high level of current income as is consistent with the preservation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Federated Core Trust, ("Core Trust") which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High-Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed-income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. Additional information regarding High-Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2006, the Fund had no net realized gains/losses on future contracts.

Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2006, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,655,605	$67,047,119	16,009,559	$144,314,952
Shares issued to shareholders in payment of distributions declared	1,198,694	10,493,771	2,098,433	18,858,769
Shares redeemed	(8,840,542)	(77,395,308)	(11,264,314)	(101,441,392)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	13,757	$145,582	6,843,678	$61,732,329

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,300,202	$11,435,808	4,055,085	$36,771,299
Shares issued to shareholders in payment of distributions declared	727,381	6,392,041	1,452,760	13,105,792
Shares redeemed	(5,978,539)	(52,535,312)	(11,123,212)	(100,593,140)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,950,956)	$(34,707,463)	(5,615,367)	$(50,716,049)

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,310,218	$11,531,214	2,766,039	$25,078,650
Shares issued to shareholders in payment of distributions declared	151,566	1,332,519	278,619	2,513,582
Shares redeemed	(1,549,195)	(13,627,917)	(2,549,604)	(23,018,731)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(87,411)	$(764,184)	495,054	$4,573,501

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,232,235	$10,851,608	4,009,830	$36,414,042
Shares issued to shareholders in payment of distributions declared	430,274	3,785,256	917,386	8,287,036
Shares redeemed	(3,637,603)	(32,044,922)	(7,101,756)	(64,339,110)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(1,975,094)	$(17,408,058)	(2,174,540)	$(19,638,032)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,999,704)	$(52,734,123)	(451,175)	$(4,048,251)

4. FEDERAL TAX INFORMATION

At May 31, 2006, the cost of investments for federal tax purposes was $1,082,686,967. The net unrealized depreciation of investments for federal tax was $88,268,497. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,235,566 and net unrealized depreciation from investments for those securities having an excess of cost over value of $98,504,063.

At November 30, 2005, the Fund had a capital loss carryforward of $41,134,568 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 20,569,670
2008	$ 2,000,841
2010	$15,739,984
2011	$ 2,824,073

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006 and may not be increased until after December 31, 2010. For the six months ended May 31, 2006, the Adviser waived $1,043,106 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the six months ended May 31, 2006, Class A Shares did not incur a distribution services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2006, FSC retained $63,698 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2006, FSC retained $63,364 in sales charges from the sale of Class A Shares. FSC also retained $2,116 of contingent deferred sales charges relating to redemptions of Class C Shares and $2,987 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended May 31, 2006, FSSC voluntarily waived $93,885 of its fee and voluntarily reimbursed $16,996 of shareholder services fees. For the six months ended May 31, 2006, FSSC received $2,529 of fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transaction with Affiliates

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. For the six months ended May 31, 2006, the Adviser was not required to reimburse any investment adviser fees. Transactions with affiliated companies during the six months ended May 31, 2006 are as follow:

Affiliates	Balance of Shares Held 11/30/2005	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2006	Value	Dividend Income
Federated Mortgage Core Portfolio	19,724	545	--	20,269	$ 195,997	$ 928
High-Yield Bond Portfolio	40,511,676	1,660,406	10,669,907	31,502,175	$211,694,617	$1,544,118
TOTAL OF AFFILIATED TRANSACTIONS	40,531,400	1,660,951	10,669,907	31,522,444	$211,890,614	$1,545,046

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2006, were as follows:

Purchases	$163,346,602
Sales	$200,292,409

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420F103
Cusip 31420F202
Cusip 31420F301
Cusip 31420F400

2072302 (7/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment
            Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Investment Series Funds, Inc.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        July 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        July 25, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        July 25, 2006